Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2019
Disclosure Of Taxes [line items]
Income tax expenses	30.00%
Provisions for current and non-current recoverable taxes	$ 243
Non-current receivables	17,691	$ 22,059
Current Deferred PIS and COFINS [member]
Disclosure Of Taxes [line items]
Non-current receivables		837		$ 820
Oil and gas exploration costs [member]
Disclosure Of Taxes [line items]
Tax losses	$ 1,414	1,472
United States [Member] | Oil and gas exploration costs [member]
Disclosure Of Taxes [line items]
Tax losses		1,346	$ 1,398
Spain [Member] | Oil and gas exploration costs [member]
Disclosure Of Taxes [line items]
Tax losses		$ 68	$ 69
Social Contribution on Net Income (CSLL) [member]
Disclosure Of Taxes [line items]
Statutory corporate tax rates	9.00%
Income tax expenses	9.00%
Income tax IRPJ Member [Member]
Disclosure Of Taxes [line items]
Statutory corporate tax rates	25.00%
Income tax expenses	25.00%